Memorandum items	12 Months Ended
Dec. 31, 2017
Disclosure Of Contingent Liabilities and Commitments [Abstract]
Memorandum items

35.   Memorandum items

Memorandum items relates to balances representing rights, obligations and other legal situations that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the consolidated entities although they may not impinge on their net assets.

a)Contingent liabilities and commitments

Contingent liabilities and commitments includes all transactions under which an entity guarantees the obligations of a third party and which result from financial guarantees granted by the entity or from other types of contract. The detail is as follows:

	Millions of euros
	2017	2016	2015
Financial guarantees	14,499	17,244	14,648
Financial bank guarantees	14,287	17,244	14,648
Sold credit derivatives	212	—	—
Non financial guarantees	31,396	24,477	23,047
Technical guarantees	30,273	23,684	22,526
Unconditionally cancellable guarantees	1,123	793	521
Irrevocable documentary credits	3,222	2,713	2,139
Irrevocable documentary credits	3,222	2,713	2,139
	49,117	44,434	39,834

	Millions of euros
	2017	2016	2015
Drawable by third parties	207,671	202,097	195,647
Other contingent commitments	30,299	29,865	26,091
Financial asset forward purchase commitments	674	254	261
Regular way financial asset purchase contracts	1,054	4,273	485
Purchase contracts of financial assets	13,234	12,160	12,755
Documents delivered to clearing houses	12,030	12,656	12,251
Other contingent commitments	3,307	522	339
	237,970	231,962	221,738

At December 31, 2017, the Group had recognized provisions of €617 million to cover for guarantees, contingent commitments and contingent liabilities (December 31, 2016: €459 million; December 31, 2015: €618 million) (see Note 25). And a doubtful exposure for an amount of €1,327 million as of December 31, 2017 and, €1,078 and €968 million euros as of December 31, 2016 and 2015, respectively.

A significant portion of these guarantees will expire without any payment obligation materializing for the consolidated entities and, therefore, the aggregate balance of these commitments cannot be considered as an actual future need for financing or liquidity to be provided by the Group to third parties.

Income from guarantee instruments is recognized under Fee and commission income in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.

i. Financial guarantees

Financial guarantees includes, inter alia, financial guarantee contracts such as financial bank guarantees, credit derivatives sold, and risks arising from derivatives arranged for the account of third parties.

ii. Non - Financial guarantees

Non-financial guarantees: Include other guarantees different to those classified as financial, such as the technical guarantees as well as goods and services imports and exports guarantees.

iii. Irrevocable documentary credits

Irrevocable documentary credits: include the irrevocable payment commitments acquired against the delivery of documents.

iv. Loan commitments granted:

Loan commitments granted: Firm commitments of grating of credit under predefined terms and conditions, except for those that comply with the definition of derivatives as these can be settled in cash or through the delivery of issuance of another financial instrument. They include stand-by credit lines and long-term deposits.

v. Other contingent liabilities

Other contingent liabilities includes the amount of any contingent liability not included in other items.

b)Off-balance-sheet funds under management

The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

	Millions of euros
	2017	2016	2015
Investment funds	135,749	129,930	109,028
Pension funds	11,566	11,298	11,376
Assets under management	19,259	18,032	20,337
	166,574	159,260	140,741

c)Third-party securities held in custody

At December 31, 2017 the Group held in custody debt securities and equity instruments totaling €997,061 million (December 31, 2016: €965,648 million; December 31, 2015 €877,682 million) entrusted to it by third parties.